Equity method investments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Rig Jointventure	Jun. 28, 2019	Dec. 31, 2018 USD ($)
Equity Method Investment, Summarized Financial Information [Abstract]
Total non-current liabilities	$ 3.7		$ 0.0
Other long term liabilities	22.7		8.0
Investments in Equity Method Investments [Abstract]
Total	$ 31.4		$ 0.0
Perforaciones Estrategicas e Integrales Mexicana, S.A. de C.V. [Member]
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity		49.00%
Number of jack-up rigs | Rig	5
Number of joint ventures for bareboat charters | Jointventure	2
Revenue	$ 49.8
Operating expenses	47.4
Net income (loss)	1.5
Cash	0.3
Total current assets	77.1
Total non-current assets	0.9
Total assets	78.0
Total current liabilities	76.5
Total non-current liabilities	0.0
Equity	1.5
Investments in Equity Method Investments [Abstract]
Equity invested	0.0
Funding provided by shareholder loan	30.7
Accumulated net loss 49% basis	0.7
Guarantee provided	0.0
Total	31.4
OPEX Perforadora S.A. de C.V [Member]
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity		49.00%
Revenue	68.1
Operating expenses	85.7
Net income (loss)	(19.8)
Cash	0.0
Total current assets	81.3
Total non-current assets	0.0
Total assets	81.3
Total current liabilities	101.1
Total non-current liabilities	0.0
Equity	(19.8)
Other long term liabilities	5.9
Investments in joint ventures	5.9
Investments in Equity Method Investments [Abstract]
Equity invested	0.0
Funding provided by shareholder loan	0.1
Accumulated net loss 49% basis	(9.7)
Guarantee provided	5.9
Total	$ (3.7)
Percentage of accumulated net loss	49.00%
Perfomex II [Member]
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity		49.00%
Operating expenses	$ 0.2
Total current assets	0.2
Total current liabilities	0.2
Investments in Equity Method Investments [Abstract]
Funding provided by shareholder loan	$ 0.0
Opex and Akal [Member] | Operadora Productora y Exploradora Mexicana, S.A. de C.V. [Member]
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity	51.00%
Opex and Akal [Member] | Borr Mexico Ventures Limited [Member]
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity	49.00%
Performex and OPEX [Member]
Investments in Equity Method Investments [Abstract]
Equity invested	$ 0.0
Funding provided by shareholder loan	30.8
Accumulated net loss 49% basis	(9.0)
Guarantee provided	5.9
Total	$ 27.7